Emergence from Bankruptcy Proceedings - Components of liabilities and reorganization (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Components of reorganization items:
Professional fees	$ 1,300
Total reorganization items	$ 1,300
Predecessor
Components of liabilities subject to compromise:
Debt			$ 3,043,967
Accounts payable and other estimated allowed claims			4,092
Liabilities subject to compromise		$ 3,084,874	3,087,677
Components of reorganization items:
Professional fees		82,787	6,447
Gain on settlement of liabilities subject to compromise		(794,218)
Discharge of claims upon emergence from bankruptcy		(80)
Revision of estimated claims			27
Escrow interest income		(2,940)
Fresh start accounting adjustments		2,514,115
Total reorganization items		$ 1,799,664	6,474
Predecessor | 2017 Senior Secured Notes
Components of liabilities subject to compromise:
Debt			439,364
Predecessor | 2018 Senior Secured Term Loan B
Components of liabilities subject to compromise:
Debt			718,125
Predecessor | 2013 Revolving Credit Facility
Components of liabilities subject to compromise:
Debt			475,000
Predecessor | SSCF
Components of liabilities subject to compromise:
Debt			661,478
Predecessor | 2020 Senior Secured Notes
Components of liabilities subject to compromise:
Debt			750,000
Predecessor | Accrued Interest
Components of liabilities subject to compromise:
Debt			$ 39,618